UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2007

Date of reporting period:	9/30/2007

Item 1.	Schedule of Investments

VCA 10

Schedule of Investments as of September 30, 2007. (Unaudited)

LONG-TERM INVESTMENTS - 99.7 % COMMON STOCKS - 98.6%	Shares	Value
Biotechnology - 2.6%
Amgen Inc. (a)	83,800	$4,740,566
Gilead Sciences, Inc. (a)	70,300	2,873,161

		7,613,727

Capital Markets - 4.0%
Bank of New York Mellon Corp. (The)	110,472	4,876,234
TD Ameritrade Holding Corp. (a)	115,000	2,095,300
UBS AG	92,800	4,941,600

		11,913,134

Chemicals - 1.0%
EI du Pont de Nemours & Co.	59,200	2,933,952

Commercial Services & Supplies - 1.7%
Waste Management, Inc.	137,400	5,185,476

Communications Equipment - 1.4%
QUALCOMM, Inc.	97,200	4,107,672

Computers & Peripherals - 3.7%
Apple, Inc. (a)	25,200	3,869,208
Lexmark International Inc., Cl.A (a)	61,900	2,570,707
Seagate Technology	181,300	4,637,654

		11,077,569

Consumer Finance - 0.9%
SLM Corp.	50,900	2,528,203

Diversified Consumer Services - 2.9%
Career Education Corp. (a)	123,200	3,448,368
H&R Block, Inc.	240,100	5,085,318

		8,533,686

Diversified Financial Services - 1.3%
Citigroup, Inc.	85,500	3,990,285

Electric Utilities - 2.6%
Entergy Corp.	37,300	4,039,217
Progress Energy Inc.	79,000	3,701,150

		7,740,367

Electronic Equipment & Instruments - 1.3%
Sony Corp., ADR (Japan)	78,100	3,753,486

Food & Staples Retailing - 2.8%
Kroger Co. (The)	166,900	4,759,988
Wal-Mart Stores, Inc.	79,100	3,452,715

		8,212,703

Food Products - 4.1%
Cadbury Schweppes PLC., ADR (United Kingdom)	148,700	6,917,524
ConAgra Foods, Inc.	204,700	5,348,811

		12,266,335

Health Care Providers & Services - 1.8%
Omnicare, Inc.	157,000	5,201,410

Hotels, Restaurants & Leisure - 1.2%
International Game Technology	84,700	3,650,570

Household Products - 1.2%
Kimberly-Clark Corp.	49,100	3,449,766

Independent Power Producers & Energy Traders - 1.5%
NRG Energy, Inc. (a)	108,500	4,588,465

Industrial Conglomerates - 2.0%
General Electric Co.	142,700	5,907,780

Insurance - 6.2%
American International Group, Inc.	108,200	7,319,730
Loews Corp.	143,100	6,918,885
MBIA, Inc.	68,700	4,194,135

		18,432,750

Internet & Catalog Retail - 1.4%
IAC/InterActiveCorp. (a)	141,100	4,186,437

Internet Software & Services - 2.0%
Google, Inc. Cl. A (a)	10,200	5,786,154

Media - 6.2%
Comcast Corp. (a)	168,800	4,062,240
Liberty Global, Inc. Ser. C (a)	128,105	4,952,539
News Corp. Inc. Cl. A	203,700	4,479,363
XM Satellite Radio Holdings, Inc. (a)	354,400	5,021,848

		18,515,990

Metals & Mining - 4.0%
Freeport-McMoRan Cooper & Gold, Inc.	63,100	6,618,559
Lihir Gold Limited, ADR, Private Placement (Papua New Guinea)	148,200	5,339,646

		11,958,205

Multiline Retail - 2.0%
JC Penney Co., Inc.	44,100	2,794,617
Macy’s Inc.	99,900	3,228,768

		6,023,385

Multi-Utilities - 1.8%
Sempra Energy	90,600	5,265,672

Office Electronics - 1.4%
Xerox Corp. (a)	231,300	4,010,742

Oil, Gas & Consumable Fuels - 14.6%
Devon Energy Corp.	38,700	3,219,840
Hess Corp.	83,300	5,541,949
Marathon Oil Corp.	73,900	4,213,778
Murphy Oil Corp.	47,500	3,319,775
Nexen, Inc.	177,500	5,420,850
Occidental Petroleum Corp.	105,600	6,766,848
Petroleo Brasileiro SA, ADR (Brazil)	63,000	4,756,500
Suncor Energy, Inc.	74,900	7,101,269
Williams Cos., Inc.	85,900	2,925,754

		43,266,563

Pharmaceuticals - 6.2%
Abbott Laboratories	55,600	2,981,272
Roche Holdings Ltd., ADR (Switzerland)	54,200	4,897,116
Schering-Plough Corp.	119,600	3,782,948
Teva Pharmaceutical Industries Ltd., ADR (Israel)	47,100	2,094,537
Wyeth	100,800	4,490,640

		18,246,513

Semiconductors & Semiconductor Equipment - 3.8%
Intel Corp.	114,300	2,955,798
Marvell Technology Group Ltd. (a)	243,000	3,977,910
Spansion, Inc. (a)	522,600	4,415,970

		11,349,678

Software - 3.9%
Adobe Systems Incorporated (a)	142,100	6,204,086
CA, Inc.	573	14,738
Symantec Corp. (a)	269,300	5,219,034

		11,437,858

Specialty Retail - 1.9%
Best Buy Co., Inc.	123,800	5,697,276

Thrifts & Mortgage Finance - 1.1%
People’s United Financial, Inc.	194,630	3,363,206

Tobacco - 1.2%
Altria Group, Inc.	52,800	3,671,184

Wireless Telecommunication Services - 2.9%
NII Holdings, Inc. (a)	52,000	4,271,800
Sprint Nextel Corp.	228,764	4,346,516

		8,618,316

TOTAL COMMON STOCKS
(Cost: $232,180,808)		292,484,515

	Principal Amount (000)
CORPORATE BOND - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Trident Resources Corp., Unsec’d. Note (Canada), Private Placement 12.996%, due 8/12/12 (a)(b)(c)	$3,198	3,218,483
(Cost: $3,022,308)

	Units
WARRANT
Oil, Gas & Consumable Fuels
Trident Resources Corp (Canada), Private Placement, expiring 1/01/15 (a)(b)(c) (Cost: $0; purchased 8/20/07)	313,974	31

TOTAL LONG-TERM INVESTMENTS
(Cost: $235,203,116; purchased 9/20/07)		295,703,029

	Shares
SHORT-TERM INVESTMENTS - 1.3%
AFFILIATED MONEY MARKET MUTUAL FUND
Dryden Core Investment Fund- Taxable Money Market Series (d)(e) (Cost: $3,719,900)	3,719,900	3,719,900

TOTAL INVESTMENTS - 101.0%
(Cost: $238,923,016)		299,422,929
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(2,928,360)

NET ASSETS - 100%		$296,494,569

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $ 3,022,308. The aggregate value of $ 3,218,514 is approximately 1.1% of net assets.
(d)	As of September 30, 2007, three securities valued at $ 8,558,160 and representing 2.9% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Board of Trustees.
(e)	The Prudential Investments LLC, the Manager of the Account, also serves as Manager of the Dryden Core Investment Fund - Taxable Money Market Series.

ADR American Depository Receipt

VARIABLE CONTRACT ANNUITY 10

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days are valued at current market quotations.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding each fund is available in the respective fund’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date November 26, 2007

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date November 26, 2007

*	Print the name and title of each signing officer under his or her signature.